CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net earnings		$ 444	$ 387	$ 1,002	$ 899
Other comprehensive income (loss)
Unrealized foreign currency translation (losses) gains	[1]	(1,116)	182	(1,111)	564
Other	[2]	(17)	(1)	(23)	3
Other comprehensive income (loss)		(1,133)	181	(1,134)	567
Comprehensive (loss) income		(689)	568	(132)	1,466
Comprehensive (loss) income attributable to:
Non-controlling interests		(72)	56	(34)	132
Preference equity shareholders		20	18	41	36
Common equity shareholders		$ (637)	$ 494	$ (139)	$ 1,298

[1]	Net of hedging activities and income tax expense of $8 million for the three and six months ended June 30, 2025, respectively (three and six months ended June 30, 2024 - income tax recovery of $2 million and $8 million, respectively)
[2]	Net of income tax recovery of $4 million and $6 million for the three and six months ended June 30, 2025, respectively (three and six months ended June 30, 2024 - income tax expense of $nil)